Other equity instruments (Major Provisions) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 5,000,000	¥ 4,999,950	[1]	¥ 0
Profit	¥ 1,329,974	1,584,207	[1]	¥ 10,347,987
Perpetual corporate bonds [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments		¥ 5,000,000
Application distribution rate		the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
Bond A [member]
Disclosure of information about other equity instruments [line items]
Initial distribution rate	5.05%	5.05%
Date can be callable at the Company's discretion in whole or deferred to pay the principal		August 2020
Bond B [member]
Disclosure of information about other equity instruments [line items]
Initial distribution rate	5.17%	5.17%
Date can be callable at the Company's discretion in whole or deferred to pay the principal		August 2022
Three tranches of Yingda Insurance Financing Plan [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 5,000,000
Initial distribution rate	5.79%
Date can be callable at the Company's discretion in whole or deferred to pay the principal	at each distribution date after 8th year of issuance
Three tranches of Yingda Insurance Financing Plan [member] | From the 9th to the 11th year [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate	the higher of the initial distribution rate plus 300 basis points and the 10-year treasury bond yield in the 9th year after the issuance plus 600 basis points
Three tranches of Yingda Insurance Financing Plan [member] | From the 11th to the 13th year [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate	the higher of the initial distribution rate plus 600 basis points and the 10-year treasury bond yield in the 11th year after the issuance plus 900 basis points
Three tranches of Yingda Insurance Financing Plan [member] | From the 13th year onwards [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate	the higher of the initial distribution rate plus 900 basis points and the 10-year treasury bond yield in the 13th year after the issuance plus 1,200 basis points

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).